10. Inventories (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories Details 1
At the beginning of the year	R$ (75)	R$ (150)	R$ (91)
Additions	(110)	(208)	(129)
Write-offs	111	164	72
Exchange rate changes	0	1	(2)
Assets held for sale and discontinued operations (note 32)	1	118	0
At the end of the year	R$ (73)	R$ (75)	R$ (150)